Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Accumulated Other Comprehensive Loss
21. ACCUMULATED OTHER COMPREHENSIVE LOSS
The following is a continuity schedule of accumulated other comprehensive loss [“AOCL”]:

	2024	2023

Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, beginning of year	$(836)	$(1,018)
Net unrealized (loss) gain	(539)	183
Repurchase of shares under Normal Course Issuer Bids [note 20]	7	(1)
Balance, end of year	(1,368)	(836)

Accumulated net unrealized gain on cash flow hedges [b]
Balance, beginning of year	43	5
Net unrealized (loss) gain	(102)	94
Reclassifications to net income [a]	(54)	(56)
Balance, end of year	(113)	43

Accumulated net unrealized loss on other long-term employee benefit liabilities [b]
Balance, beginning of year	(105)	(101)
Revaluation	1	—
Net unrealized loss	—	(5)
Reclassifications to net income [a]	1	1
Balance, end of year	(103)	(105)

Total accumulated other comprehensive loss [c]	$(1,584)	$(898)

[a]	The effects on net income of amounts reclassified from AOCL were as follows:

	2024	2023

Cash flow hedges
Sales	$(7)	$(32)
Cost of sales	76	107
Income tax	(15)	(19)
Net of tax	54	56

Other long-term employee benefit liabilities
Cost of sales	(1)	(1)
Income tax	—	—
Net of tax	(1)	(1)

Total reclassification to net income	$53	$55

[b]	The amount of income tax benefit (loss) that has been allocated to each component of other comprehensive loss is as follows:

	2024	2023

Accumulated net unrealized loss on translation of net investment in foreign operations	$5	$6

Accumulated net unrealized gain on cash flow hedges
Balance, beginning of year	(16)	—
Net unrealized gain (loss)	46	(35)
Reclassifications to net income	15	19
Balance, end of year	45	(16)

Accumulated net unrealized loss on other long-term liabilities
Balance, beginning of year	9	6
Net unrealized (loss) gain	(3)	3
Reclassifications to net income	(2)	—
Balance, end of year	4	9

Total income tax benefit (loss)	$54	$(1)

[c]	The amount of other comprehensive loss that is expected to be reclassified to net income during 2025 is $78 million.